Investment Objectives and Goals - ROUNDHILL GENERATIVE AI & TECHNOLOGY ETF	Aug. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ROUNDHILL GENERATIVE AI & TECHNOLOGY ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Generative AI & Technology ETF (the “Fund”) seeks long-term capital appreciation.